REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2013
REGULATORY MATTERS [Abstract]
Schedule of Compliance with Regulatory Capital Requirements

The Company's and the Bank's actual and minimum capital amounts and ratios are presented in the following table (dollars in thousands):

December 31, 2013:	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Total capital to risk weighted assets:
First Citizens Bancshares, Inc.	$117,027	17.6%	$53,255	8.0%	N/A	10.0%
First Citizens National Bank	115,990	17.4%	53,206	8.0%	$66,508	10.0%
Tier I capital to risk weighted assets:
First Citizens Bancshares, Inc.	$109,187	16.4%	26,615	4.0%	N/A	6.0%
First Citizens National Bank	108,150	16.3%	26,605	4.0%	39,908	6.0%
Tier I capital to average assets:
First Citizens Bancshares, Inc.	$109,187	9.4%	46,463	4.0%	N/A	5.0%
First Citizens National Bank	108,150	9.3%	46,416	4.0%	58,080	5.0%
December 31, 2012:
Total capital to risk weighted assets:
First Citizens Bancshares, Inc.	$107,930	17.1%	$50,435	8.0%	N/A	10.0%
First Citizens National Bank	107,153	17.0%	50,484	8.0%	$63,105	10.0%
Tier I capital to risk weighted assets:
First Citizens Bancshares, Inc.	100,026	15.9%	25,227	4.0%	N/A	6.0%
First Citizens National Bank	99,242	15.7%	25,252	4.0%	37,879	6.0%
Tier I capital to average assets:
First Citizens Bancshares, Inc.	100,026	9.2%	43,632	4.0%	N/A	5.0%
First Citizens National Bank	99,242	9.1%	43,623	4.0%	54,529	5.0%